Note 12 - Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Earnings per share [text block]
	2025	2024	2023
	(USD in thousands, except share amounts and per share amounts)
Loss per share before and after dilution
Net loss attributable to shareholders of Evaxion A/S	$(7,707)	$(10,567)	$(22,125)
Weighted-average number of ordinary shares outstanding	320,406,391	53,644,483	27,335,829
Loss per share before and after dilution	$(0.02)	$(0.20)	$(0.81)

Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [text block]
	Years Ended December 31,
	2025	2024	2023

Warrants(1)	141,860,674	62,579,819	12,816,407